FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	£ 474,470	£ 464,044
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	177,569	172,315
Before Allowance for Impairment Losses [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	477,633	467,064
Before Allowance for Impairment Losses [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	178,742	173,849
Allowance for credit losses [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	(3,163)	(3,020)
Allowance for credit losses [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	(1,173)	(1,534)
0000 to 0999 Agriculture, Forestry, and Fishing [Member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	7,557	7,308
0000 to 0999 Agriculture, Forestry, and Fishing [Member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	2,949	3,020
Energy and water supply [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,423	1,356
Energy and water supply [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,328	1,243
2000 to 3999 Manufacturing [Member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	4,869	6,696
2000 to 3999 Manufacturing [Member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	3,811	5,725
230000 to 239999 Construction [Member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	4,190	4,468
230000 to 239999 Construction [Member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	3,255	3,108
Transport, distribution and hotels [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	12,657	13,932
Transport, distribution and hotels [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	8,350	9,943
Postal and telecommunications [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,679	2,395
Postal and telecommunications [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,130	1,646
Property companies [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	26,736	27,207
Property companies [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	22,982	23,087
Financial, business and other services [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	73,087	61,256
Financial, business and other services [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	68,461	55,407
Mortgages [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	298,294	296,790
Mortgages [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	52,341	55,022
Other [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	29,165	28,617
Other [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	10,060	9,680
Gross and Lease Financing [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,536	1,686
Gross and Lease Financing [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	93	194
Hire purchase [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	16,440	15,353
Hire purchase [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	£ 3,982	£ 5,774